Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Schedule of the Public and Private Warrants outstanding
		Exercise
	Number of Shares	Price	Expiration Date	Initial Fair Value
Public Warrants	16,184,612	$11.50	December 21, 2028	1,942,153
Private Warrants	515,000	$11.50	December 21, 2028	66,952